Trust Account	7 Months Ended
Dec. 31, 2020
Trust Account [Abstract]
Trust Account

5. Trust Account

A total of $345,000,000, which includes $338,100,000 of the net proceeds from the Public Offering and $6,900,000 from the sale of the Private Placement Warrants, was placed in the Trust Account.

As of December 31, 2020, investment securities in the Company’s Trust Account consisted of $345,081,176 in United States Treasury Bills and another $943 held as cash. The Company classifies its Treasury Instruments and equivalent securities as held-to-maturity in accordance with FASB ASC 320 “Investments — Debt and Equity Securities”. Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts. The following table presents fair value information as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In addition, the table presents the carrying value (held to maturity), excluding accrued interest income and gross unrealized holding loss. Since all of the Company’s permitted investments consist of U.S. government treasury bills and cash, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets as follows:

	Carrying Value	Gross Unrealized Holding (Loss)	Quoted Prices in Active Markets (Level 1)
U.S. Government Treasury Securities as of December 31, 2020(1)	$345,081,176	$6,149	$345,087,325

(1)	Maturity date March 25, 2021.

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the period from June 5, 2020 (inception) to December 31, 2020. Subsequent to year-end, the Company withdrew $105,007 to pay franchise taxes.

Level 1 instruments consist of investments in U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.